Note 7 - Income Taxes (Details Textual) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards	$ 24,222,902	$ 18,921,216
Deferred Assets, Non-refundable Research and Development Tax Offset	$ 3,374,776	$ 3,374,776